SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of intangible assets except goodwill

Years
Software	3-6
License	3-20
Other intangible assets	1-30

Schedule of property and equipment

Years
Land rights	50
Buildings	15-40
Leasehold improvements	2-15
Switching equipment	3-15
Telegraph, telex and data communication equipment	5-15
Transmission installation and equipment	3-25
Satellite, earth station and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Other telecommunication peripherals	5
Office equipment	2-5
Vehicles	4-8
Customer Premises Equipment (“CPE”) assets	4-5
Other equipment	2-5

Schedule of disclosure of buy and sell rates used to translate monetary assets and liabilities denominated in foreign currency

	2017		2018
	Buy	Sell	Buy	Sell
United States dollar (“US$”) 1	13,565	13,570	14,375	14,385
Australian dollar (“AUD”) 1	10,592	10,598	10,157	10,167
Euro ("EUR") 1	16,231	16,242	16,432	16,446
Japanese yen ("JPY") 1	120.48	120.55	130.56	130.70
Malaysian ringgit ("MYR") 1	3,349	3,355	3,474	3,480

Schedule of classification and measurement of financial under IFRS 9 and IAS 39

	Original	New
	measurement	measurement
	category under	category under
	IAS 39	IFRS 9
Cash and cash equivalents	Loans and receivables	Amortised cost
Trade and other receivables	Loans and receivables	Amortised cost
Convertible bonds	Available for sale	FVTPL
Debt instruments	Available for sale	FVTOCI
Long term investments	Available for sale	FVTPL

Reconciliation of the ending impairment allowance under IAS 39 and IFRS 9

	Original carrying	Remeasurement	New carrying amount
	amount under IAS 39	under IFRS 9	under IFRS 9
Cash and cash equivalents	—	(4)	(4)
Trade and other receivables	(4,335)	(185)	(4,520)
Contract assets	—	(34)	(34)

Statement of adjustments on financial position due to adoption of IFRS 9 and IFRS 15

The effect of adopting IFRS 9 & 15 was, as follows:

IFRS 9 & 15
adjustment
STATEMENT OF FINANCIAL POSITION
ASSETS
Cash and cash equivalents	(4)
Trade and other receivables	(1,507)
Contract assets	1,311
Contract costs	1,096
Other current assets	(666)
Long-term investments	69
Deferred tax assets	(82)
Other non-current assets	27

LIABILITIES
Contract liabilities	68
Deferred tax liabilities	(82)

EQUITY
Retained earnings	315
Other reserves	(27)
Non-controlling interests	(30)

The impact of the changes to the current year financial statements is as follow:

	Previous standards	IFRS 9 & 15	New standards
	December 31, 2018	adjustment	December 31, 2018
STATEMENT OF FINANCIAL POSITION
ASSETS
Cash and cash equivalents	17,439	(4)	17,435
Other current financial assets	1,304	10	1,314
Trade and other receivables	12,141	(2,213)	9,928
Contract assets	—	1,560	1,560
Contract costs - current portion	—	924	924
Other current assets	7,982	(702)	7,280
Long-term investments	2,472	190	2,662
Contract costs - non-current portion	—	320	320
Deferred tax assets	2,504	(27)	2,477
Other non-current assets	9,672	(18)	9,654

LIABILITIES
Unearned income - current portion	5,190	(5,190)	—
Contract liabilities - current portion	—	5,252	5,252
Unearned income - non-current portion	652	(652)	—
Contract liabilities - non-current portion	—	652	652
Deferred tax liabilities	1,252	(55)	1,197
Long-term loans and other borrowings	33,748	(5)	33,743

EQUITY
Retained earnings	91,396	92	91,488
Other reserves	304	17	321
Non-controlling interests	18,338	(71)	18,267

STATEMENT OF PROFIT OR LOSS
Revenues	130,784	4	130,788
Operation, maintenance and telecommunication service expenses	(43,791)	(102)	(43,893)
Marketing expenses	(4,214)	213	(4,001)
General and administrative expenses	(6,137)	(457)	(6,594)
Gain on foreign exchange - net	68	3	71
Other income	1,752	(7)	1,745
Other expenses	(750)	70	(680)
Finance costs	(3,507)	(16)	(3,523)
Income tax expenses	(9,426)	60	(9,366)

OCI
Foreign currency translation	146	2	148
Net gain on available-for-sale	(10)	10	—